Investments in Associates and Joint Ventures - Condensed Financial Information of Material Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [Line Items]
Current assets	₩ 7,476,682	₩ 6,585,602
Non-current assets	23,038,573	23,533,625
Current liabilities	9,224,278	6,993,980
Non-current liabilities	9,463,343	10,896,848
Revenue	18,012,897	17,658,877	₩ 17,361,232
Profit (loss) for the year	1,387,095	1,145,937	947,831
Other comprehensive income (loss)	160,776	(23,967)	(306,226)
Total comprehensive income (loss)	1,547,871	1,121,970	641,605
Korea IT fund [member]
Disclosure of associates [Line Items]
Current assets	164,128	128,344	98,132
Non-current assets	409,248	402,819	414,804
Revenue	57,110	33,017	19,916
Profit (loss) for the year	37,187	16,330	7,505
Other comprehensive income (loss)	13,006	5,316	(11,779)
Total comprehensive income (loss)	50,193	21,646	(4,274)
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	1,755,237	1,350,607	1,223,426
Non-current assets	1,898,657	1,987,252	2,050,001
Current liabilities	48,662	99,083	76,654
Non-current liabilities	328,485	252,100	276,525
Revenue	71,870	70,126	62,334
Profit (loss) for the year	55,448	87,462	(11,681)
Other comprehensive income (loss)	(156,828)	(56,660)	58,034
Total comprehensive income (loss)	(101,380)	30,802	46,353
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of associates [Line Items]
Current assets	1,724,220	213,522	146,589
Non-current assets	1,328,952	3,034,553	3,034,335
Current liabilities	342,671	502,728	488,132
Non-current liabilities	18,430	13,586
Revenue	119,019	76,686	72,658
Profit (loss) for the year	(54,649)	(66,169)	(17,504)
Other comprehensive income (loss)	(3,972)	2,779	(34,220)
Total comprehensive income (loss)	₩ (58,621)	₩ (63,390)	₩ (51,724)